FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: 03-31-2010

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: AMBS Investment Counsel, LLC
Address: 625 Kenmoor SE
	 Suite 307
         Grand Rapids, MI 49546

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: Chief Executive Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, 05-11-2010

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     9774 116954.000SH      SOLE               105159.000         11795.000
AT&T                           COM              00206R102     7448 288217.000SH      SOLE               259159.000         29058.000
Abbott Laboratories            COM              002824100     5661 107466.000SH      SOLE                94876.000         12590.000
Advance Auto Parts             COM              00751Y106     4301 102600.000SH      SOLE                92845.000          9755.000
Aecom Technology Corp.         COM              00766T100     6148 216710.000SH      SOLE               195940.000         20770.000
Anadarko Petroleum Corp        COM              032511107    10196 139998.000SH      SOLE               130478.000          9520.000
Apache Corp.                   COM              037411105     3293 32445.000SH       SOLE                29145.000          3300.000
Atmel Corp.                    COM              049513104     2109 418355.000SH      SOLE               399530.000         18825.000
BP PLC-Spons ADR               COM              055622104      282 4945.000 SH       SOLE                 3749.000          1196.000
Bank of America Corp           COM              060505104     2592 145220.000SH      SOLE               139010.000          6210.000
Bank of New York Mellon Corp.  COM              064058100     6271 203072.000SH      SOLE               184642.000         18430.000
Bard, C.R.                     COM              067383109      308 3558.000 SH       SOLE                 3558.000
Barrick Gold Corp.             COM              067901108     4212 109860.000SH      SOLE                98355.000         11505.000
Becton Dickinson & Co.         COM              075887109     6491 82447.000SH       SOLE                76602.000          5845.000
Berkshire Hathaway Cl B        COM              084670207      478 5882.000 SH       SOLE                 2100.000          3782.000
Buckeye Partners LP            COM              118230101      300 5000.000 SH       SOLE                                   5000.000
Chevron Corporation            COM              166764100     6577 86734.082SH       SOLE                80099.082          6635.000
Cisco Systems Inc              COM              17275R102     3233 124185.000SH      SOLE               106555.000         17630.000
Citigroup, Inc.                COM              172967101       42 10475.000SH       SOLE                  475.000         10000.000
Clorox Company                 COM              189054109     3544 55260.000SH       SOLE                47085.000          8175.000
Coca-Cola Company              COM              191216100     8650 157268.000SH      SOLE               135328.000         21940.000
Colgate Palmolive              COM              194162103      373 4375.000 SH       SOLE                 4375.000
Comerica Inc                   COM              200340107      209 5500.000 SH       SOLE                 5500.000
Conagra Foods Inc.             COM              205887102     9793 390646.000SH      SOLE               352781.000         37865.000
Dow Chemical                   COM              260543103     5555 187865.000SH      SOLE               170375.000         17490.000
EMC Corp.                      COM              268648102     4429 245525.000SH      SOLE               208105.000         37420.000
Enbridge Energy Partners, LP   COM              29250R106      228 4500.000 SH       SOLE                                   4500.000
Exxon Mobil Corporation        COM              30231G102     1796 26807.000SH       SOLE                15495.000         11312.000
FedEx Corporation              COM              31428X106     9397 100609.000SH      SOLE                91094.000          9515.000
General Electric               COM              369604103     7417 407502.588SH      SOLE               354067.588         53435.000
General Mills                  COM              370334104     7547 106615.000SH      SOLE                96155.000         10460.000
Goldcorp, Inc.                 COM              380956409      804 21600.000SH       SOLE                                  21600.000
Golden Predator Royalty & Deve COM              38116K106       11 20000.000SH       SOLE                                  20000.000
Grainger W.W.                  COM              384802104      519 4800.000 SH       SOLE                  800.000          4000.000
Hecla Mining Co.               COM              422704106       55 10000.000SH       SOLE                                  10000.000
Hewlett Packard Company        COM              428236103    12033 226396.527SH      SOLE               205372.527         21024.000
Honeywell International, Inc.  COM              438516106      301 6650.000 SH       SOLE                 6650.000
IBM                            COM              459200101     4934 38473.743SH       SOLE                32703.743          5770.000
Intel Corp                     COM              458140100      204 9160.000 SH       SOLE                 5560.000          3600.000
JPMorgan Chase & Co.           COM              46625H100     3262 72893.000SH       SOLE                61864.000         11029.000
Johnson & Johnson              COM              478160104     9258 141991.598SH      SOLE               130791.598         11200.000
Keycorp New                    COM              493267108     5367 692540.000SH      SOLE               626350.000         66190.000
Kohl's Corp.                   COM              500255104     6923 126374.000SH      SOLE               114124.000         12250.000
Marsh & McLennan               COM              571748102     6284 257314.000SH      SOLE               235609.000         21705.000
McDonalds Corp                 COM              580135101      782 11715.000SH       SOLE                 6995.000          4720.000
Medtronic Inc                  COM              585055106     7257 161150.000SH      SOLE               142500.000         18650.000
Merck & Company                COM              589331107      296 7935.000 SH       SOLE                 1135.000          6800.000
Morgan Stanley                 COM              617446448     7093 242169.000SH      SOLE               220544.000         21625.000
Newmont Mining Corp.           COM              651639106     3139 61630.000SH       SOLE                49295.000         12335.000
Oracle Corp.                   COM              68389X105    11377 442505.000SH      SOLE               401740.000         40765.000
Parker Hannifin Corp.          COM              701094104     7478 115507.000SH      SOLE               104688.000         10819.000
PepsiCo                        COM              713448108      235 3551.886 SH       SOLE                 3151.886           400.000
Pfizer                         COM              717081103      427 24915.000SH       SOLE                 2975.000         21940.000
Royal Dutch Shell PLC - Class  COM              780259206      618 10680.000SH       SOLE                 2280.000          8400.000
Royal Dutch Shell PLC Cl B-ADR COM              780259107     6529 117998.993SH      SOLE               104603.993         13395.000
Royal Gold, Inc.               COM              780287108      323 7000.000 SH       SOLE                                   7000.000
Staples, Inc.                  COM              855030102     7245 309509.000SH      SOLE               281624.000         27885.000
Stryker Corp                   COM              863667101     3870 67626.000SH       SOLE                58261.000          9365.000
Symantec Corp                  COM              871503108     8906 526130.000SH      SOLE               480715.000         45415.000
Terrane Metals Corp.           COM              88103A108       11 10000.000SH       SOLE                                  10000.000
U.S. Bancorp                   COM              902973304     6446 249071.000SH      SOLE               225811.000         23260.000
United States Natural Gas Fund COM              912318102       90 13000.000SH       SOLE                                  13000.000
Verizon Communications         COM              92343V104     7755 250000.000SH      SOLE               223566.000         26434.000
W.R. Berkley Corporation       COM              084423102     4138 158600.000SH      SOLE               151050.000          7550.000
WalMart Stores                 COM              931142103     8635 155314.000SH      SOLE               139524.000         15790.000
Williams Cos. Inc.             COM              969457100     9883 427849.000SH      SOLE               388974.000         38875.000
iShares Silver Trust           COM              46428Q109      171 10000.000SH       SOLE                                  10000.000


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 67

Form 13F Information Table Value Total: $291,312